Expense Example, No Redemption (USD $)	18 Months Ended
Jun. 30, 2011
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	$ 64